Cover	Oct. 15, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41532
Entity Registrant Name	HUDSON ACQUISITION I CORP.
Entity Central Index Key	0001853047
Entity Tax Identification Number	86-2712843
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	31 Hudson Yards
Entity Address, Address Line Two	Suite 1051
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	917
Local Phone Number	345-0953
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one Right
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Right
Trading Symbol	HUDA U
Security Exchange Name	NASDAQ
Shares of Common Stock, par value $0.0001 per share
Title of 12(b) Security	Shares of Common Stock, par value $0.0001 per share
Trading Symbol	HUDA
Security Exchange Name	NASDAQ
Rights, each to receive one-fifth (1/5) of a share of the common stock
Title of 12(b) Security	Rights, each to receive one-fifth (1/5) of a share of the common stock
Trading Symbol	HUDA R
Security Exchange Name	NASDAQ